Other financial assets - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Other financial assets	£ 122	£ 93	£ 77
Fair value of equity securities disposed		8
Cumulative gain on disposal financial statements	0	2
Investments in unlisted securities [member]
Disclosure of financial assets [line items]
Other financial assets	£ 122	£ 93